PROPERTY, PLANT, & EQUIPMENT (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 29.0	$ 28.2	$ 87.8	$ 83.7